Investment in Real Estate - Schedule of Gross Investment in Real Estate (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Mar. 31, 2013 West Seventh St., Cincinnati, OH (7th Street) [Member]	Dec. 31, 2012 West Seventh St., Cincinnati, OH (7th Street) [Member] Predecessor [Member]	Mar. 31, 2013 Parkway Dr., Mason, OH (Mason) [Member]	Dec. 31, 2012 Parkway Dr., Mason, OH (Mason) [Member] Predecessor [Member]	Mar. 31, 2013 Industrial Rd., Florence, KY (Florence) [Member]	Dec. 31, 2012 Industrial Rd., Florence, KY (Florence) [Member] Predecessor [Member]	Mar. 31, 2013 Goldcoast Dr., Cincinnati, OH (Goldcoast) [Member]	Dec. 31, 2012 Goldcoast Dr., Cincinnati, OH (Goldcoast) [Member] Predecessor [Member]	Mar. 31, 2013 Knightsbridge Dr., Hamilton, OH (Hamilton) [Member]	Dec. 31, 2012 Knightsbridge Dr., Hamilton, OH (Hamilton) [Member] Predecessor [Member]	Mar. 31, 2013 E. Monroe St., South Bend, IN (Monroe St.) [Member]	Dec. 31, 2012 E. Monroe St., South Bend, IN (Monroe St.) [Member] Predecessor [Member]	Mar. 31, 2013 Springer St., Lombard, IL (Lombard) [Member]	Dec. 31, 2012 Springer St., Lombard, IL (Lombard) [Member] Predecessor [Member]	Mar. 31, 2013 Crescent Circle, South Bend, IN (Blackthorn) [Member]	Dec. 31, 2012 Crescent Circle, South Bend, IN (Blackthorn) [Member] Predecessor [Member]	Mar. 31, 2013 Kingsview Dr., Lebanon, OH (Lebanon) [Member]	Dec. 31, 2012 Kingsview Dr., Lebanon, OH (Lebanon) [Member] Predecessor [Member]	Mar. 31, 2013 McAuley Place, Blue Ash, OH (Blue Ash) [Member]	Dec. 31, 2012 McAuley Place, Blue Ash, OH (Blue Ash) [Member] Predecessor [Member]	Mar. 31, 2013 Westway Park Blvd., Houston, TX (Houston West) [Member]	Dec. 31, 2012 Westway Park Blvd., Houston, TX (Houston West) [Member] Predecessor [Member]	Mar. 31, 2013 Westway Park Blvd., Houston, TX (Houston West 2) [Member]	Mar. 31, 2013 Southwest Fwy., Houston, TX (Galleria) [Member]	Dec. 31, 2012 Southwest Fwy., Houston, TX (Galleria) [Member] Predecessor [Member]	Mar. 31, 2013 E. Ben White Blvd., Austin, TX (Austin 1) [Member]	Dec. 31, 2012 E. Ben White Blvd., Austin, TX (Austin 1) [Member] Predecessor [Member]	Mar. 31, 2013 S. State Highway 121 Business Lewisville, TX (Lewisville) [Member]	Dec. 31, 2012 S. State Highway 121 Business Lewisville, TX (Lewisville) [Member] Predecessor [Member]	Mar. 31, 2013 Marsh Lane Carrollton, TX [Member]	Dec. 31, 2012 Marsh Lane Carrollton, TX [Member] Predecessor [Member]	Mar. 31, 2013 Midway Rd., Carrollton, TX [Member]	Dec. 31, 2012 Midway Rd., Carrollton, TX [Member] Predecessor [Member]	Mar. 31, 2013 Frankford Carrollton, TX [Member]	Dec. 31, 2012 Frankford Carrollton, TX [Member] Predecessor [Member]	Mar. 31, 2013 Bryan St., Dallas, TX [Member]	Dec. 31, 2012 Bryan St., Dallas, TX [Member] Predecessor [Member]	Mar. 31, 2013 North Freeway, Houston, TX (Greenspoint) [Member]	Dec. 31, 2012 North Freeway, Houston, TX (Greenspoint) [Member] Predecessor [Member]	Mar. 31, 2013 South Ellis Street Chandler, AZ (Phoenix) [Member]	Dec. 31, 2012 South Ellis Street Chandler, AZ (Phoenix) [Member] Predecessor [Member]	Mar. 31, 2013 Westover Hills Blvd, San Antonio, TX (San Antonio) [Member]	Dec. 31, 2012 Westover Hills Blvd, San Antonio, TX (San Antonio) [Member] Predecessor [Member]	Mar. 31, 2013 Metropolis Dr., Austin, TX (Austin 2) [Member]	Dec. 31, 2012 Metropolis Dr., Austin, TX (Austin 2) [Member] Predecessor [Member]	Mar. 31, 2013 Kestral Way (London) [Member]	Dec. 31, 2012 Kestral Way (London) [Member] Predecessor [Member]	Mar. 31, 2013 Jurong East (Singapore) [Member]	Dec. 31, 2012 Jurong East (Singapore) [Member] Predecessor [Member]
Schedule Of Investments In Real Estate [Line Items]
Land	$ 44.4	$ 44.5	$ 26.5	$ 0.9	$ 0.9					$ 0.6	$ 0.6									$ 4.0	$ 4.0			$ 1.4	$ 3.3	$ 2.0											$ 16.1	$ 16.1					$ 14.8	$ 15.0	$ 4.6	$ 4.6
Building and Improvements	740.7	722.5		108.7	108.7	20.2	20.2	47.2	46.8	6.7	6.7	49.2	49.9	2.5	3.2	2.6	2.6	3.3	3.3	71.0	71.0	0.6	0.6	88.3	87.8		66.4	66.0	22.5	22.6	75.9	76.0	0.1	0.1	2.0	2.0	37.2	34.6	0.1	0.1	1.3	1.3	39.5	38.7	31.0	30.8	22.7	22.7	32.1	17.1	9.6	9.7
Equipment	$ 68.7	$ 52.4	$ 16.1	$ 0.8	$ 0.8	$ 0.5	$ 0.4	$ 1.4	$ 0.5			$ 3.8	$ 2.1					$ 0.1	$ 0.1	$ 1.2	$ 1.1			$ 13.3	$ 12.0		$ 6.7	$ 6.6	$ 0.8	$ 0.8	$ 17.8	$ 9.6	$ 0.2	$ 0.2	$ 0.3	$ 0.3	$ 7.8	$ 5.0	$ 0.1		$ 0.4	$ 0.4	$ 7.0	$ 6.8	$ 5.2	$ 4.7	$ 0.8	$ 0.6	$ 0.4	$ 0.3	$ 0.1	$ 0.1